Cover	Jun. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41272
Entity Registrant Name	HEARTCORE ENTERPRISES, INC.
Entity Central Index Key	0001892322
Entity Tax Identification Number	87-0913420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1-2-33
Entity Address, Address Line Two	Higashigotanda
Entity Address, Address Line Three	Shinagawa
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	00000
City Area Code	+81
Local Phone Number	3-6409-6966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HTCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false